Quarterly Holdings Report
for
Fidelity® Blue Chip Growth K6 Fund
October 31, 2024
BCFK6-NPRT1-1224
1.9884004.107
Common Stocks - 95.0%
	Shares	Value ($)
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	45,300	8,711,833
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Vale SA ADR	375,500	4,017,849
CANADA - 0.4%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Dollarama Inc	34,796	3,620,923
Specialty Retail - 0.1%
Aritzia Inc Subordinate Voting Shares (b)	425,619	13,703,810
TOTAL CONSUMER DISCRETIONARY		17,324,733

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp	208,614	10,901,537
Secure Energy Services Inc	349,190	3,889,781
		14,791,318
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc Subordinate Voting Shares (United States) (b)	187,627	12,833,687
IT Services - 0.2%
Shopify Inc Class A (b)	327,795	25,642,569
TOTAL INFORMATION TECHNOLOGY		38,476,256

TOTAL CANADA		70,592,307
CHINA - 1.8%
Consumer Discretionary - 0.5%
Automobiles - 0.0%
BYD Co Ltd H Shares	137,500	4,966,310
Broadline Retail - 0.4%
Alibaba Group Holding Ltd ADR	60,304	5,908,586
JD.com Inc ADR	281,514	11,435,099
PDD Holdings Inc Class A ADR (b)	385,822	46,526,275
		63,869,960
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group Inc ADR	117,144	7,333,214
TAL Education Group Class A ADR (b)	753,505	8,378,976
		15,712,190
TOTAL CONSUMER DISCRETIONARY		84,548,460

Financials - 0.0%
Financial Services - 0.0%
Ant International Co Ltd Class C (c)(d)	201,988	367,618
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Zkh Group Limited Class A (b)	30	3
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
NXP Semiconductors NV	888,149	208,270,941
TOTAL CHINA		293,187,022
DENMARK - 0.4%
Health Care - 0.4%
Biotechnology - 0.0%
Ascendis Pharma A/S ADR (b)	70,931	8,711,745
Pharmaceuticals - 0.4%
Novo Nordisk A/S Class B ADR	516,178	57,786,128
TOTAL DENMARK		66,497,873
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (e)	982,917	17,545,068
FRANCE - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Hermes International SCA	3,962	8,938,246
LVMH Moet Hennessy Louis Vuitton SE	18,970	12,628,719

TOTAL FRANCE		21,566,965
GERMANY - 0.2%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	45,500	10,896,853
Information Technology - 0.1%
Software - 0.1%
SAP SE ADR	65,149	15,221,413
TOTAL GERMANY		26,118,266
INDIA - 0.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd (b)	1,748,148	7,053,472
Wireless Telecommunication Services - 0.1%
Bharti Airtel Ltd	79,800	1,527,370
Vodafone Idea Ltd (b)	110,777,732	10,651,434
		12,178,804
Consumer Discretionary - 0.2%
Automobiles - 0.0%
Hyundai Motor India Ltd (f)	68,201	1,464,898
Hyundai Motor India Ltd (f)	68,201	1,464,898
Hyundai Motor India Ltd	54,154	1,163,180
Mahindra & Mahindra Ltd	97,800	3,158,117
		7,251,093
Broadline Retail - 0.0%
Lenskart Solutions Pvt Ltd (b)(c)(d)	2,525,460	7,305,614
Hotels, Restaurants & Leisure - 0.2%
MakeMyTrip Ltd (b)	33,587	3,408,745
Zomato Ltd (b)	2,664,900	7,645,412
		11,054,157
TOTAL CONSUMER DISCRETIONARY		25,610,864

Consumer Staples - 0.0%
Food Products - 0.0%
Patanjali Foods Ltd	326,500	6,955,090
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Reliance Industries Ltd	788,991	12,475,173
Reliance Industries Ltd (b)	788,991	12,385,959
Reliance Industries Ltd GDR (g)	39,105	2,447,973
		27,309,105
Financials - 0.1%
Banks - 0.0%
HDFC Bank Ltd	109,468	2,250,023
ICICI Bank Ltd ADR	80,357	2,443,656
		4,693,679
Financial Services - 0.1%
Aditya Birla Capital Ltd (b)	855,500	2,062,745
Jio Financial Services Ltd (b)	747,491	2,858,943
		4,921,688
TOTAL FINANCIALS		9,615,367

Industrials - 0.0%
Aerospace & Defense - 0.0%
Hindustan Aeronautics Ltd (h)	27,600	1,388,847
Construction & Engineering - 0.0%
Larsen & Toubro Ltd	113,200	4,862,571
Transportation Infrastructure - 0.0%
JSW Infrastructure Ltd	451,700	1,683,081
TOTAL INDUSTRIALS		7,934,499

Information Technology - 0.0%
Software - 0.0%
Pine Labs Pvt Ltd (b)(c)(d)	1,109	412,803
Materials - 0.1%
Construction Materials - 0.0%
Grasim Industries Ltd	136,600	4,374,587
Metals & Mining - 0.1%
Hindalco Industries Ltd	192,800	1,564,416
Welspun Corp Ltd	738,000	6,353,371
		7,917,787
TOTAL MATERIALS		12,292,374

TOTAL INDIA		109,362,378
IRELAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Circle Internet Financial LLC (d)	137,547	3,577,596
ISRAEL - 0.1%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Oddity Tech Ltd (g)	42,893	1,646,662
Oddity Tech Ltd Class A (b)	69,792	2,679,315
		4,325,977
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	1,053,298	19,422,816
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 1/11/2034 (b)(c)(d)	14,367	41,233
TOTAL ISRAEL		23,790,026
JAPAN - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	82,343	1,438,277
Industrials - 0.0%
Machinery - 0.0%
Mitsubishi Heavy Industries Ltd	163,646	2,310,183
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems Inc (b)	232,541	4,846,154
TOTAL JAPAN		8,594,614
LUXEMBOURG - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	37,795	1,738,570
Financials - 0.1%
Capital Markets - 0.1%
CVC Capital Partners PLC (b)(g)(h)	320,956	6,734,523
TOTAL LUXEMBOURG		8,473,093
NETHERLANDS - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ASML Holding NV depository receipt	43,010	28,926,376
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Cie Financiere Richemont SA Series A	17,982	2,618,188
On Holding AG Class A (b)	481,734	22,843,826
		25,462,014
Health Care - 0.0%
Pharmaceuticals - 0.0%
Galderma Group AG (b)	46,651	4,365,546
TOTAL SWITZERLAND		29,827,560
TAIWAN - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	925,474	176,339,816
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (b)	49,665	11,560,522
Flutter Entertainment PLC (United Kingdom) (b)	52,783	12,346,273
		23,906,795
Financials - 0.1%
Capital Markets - 0.1%
3i Group PLC	206,266	8,458,498
TOTAL UNITED KINGDOM		32,365,293
UNITED STATES - 89.2%
Communication Services - 15.6%
Entertainment - 2.8%
Netflix Inc (b)	501,243	378,954,746
ROBLOX Corp Class A (b)	268,645	13,894,319
Roku Inc Class A (b)	344,040	22,046,083
Spotify Technology SA (b)	40,643	15,651,619
Take-Two Interactive Software Inc (b)	50,693	8,198,072
Walt Disney Co/The	115,770	11,137,074
		449,881,913
Interactive Media & Services - 12.7%
Alphabet Inc Class A	5,011,391	857,499,114
Epic Games Inc (b)(c)(d)	607	364,200
Meta Platforms Inc Class A	1,583,215	898,601,170
Reddit Inc Class A	72,623	8,663,924
Reddit Inc Class B (b)	30,951	3,692,454
Snap Inc Class A (b)	20,290,691	246,734,803
		2,015,555,665
Media - 0.0%
Trade Desk Inc (The) Class A (b)	55,165	6,631,385
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	107,684	24,030,761
TOTAL COMMUNICATION SERVICES		2,496,099,724

Consumer Discretionary - 16.1%
Automobiles - 1.2%
Neutron Holdings Inc (b)(c)(d)	491,550	21,333
Rad Power Bikes Inc (b)(c)(d)	101,681	25,420
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	110,642	67,492
Rivian Automotive Inc Class A (b)(e)	2,218,901	22,410,900
Tesla Inc (b)	671,757	167,838,487
		190,363,632
Broadline Retail - 5.2%
Amazon.com Inc (b)	4,456,476	830,687,127
Ollie's Bargain Outlet Holdings Inc (b)	67,628	6,210,279
		836,897,406
Diversified Consumer Services - 0.1%
Duolingo Inc Class A (b)	29,070	8,516,637
Hotels, Restaurants & Leisure - 2.7%
Airbnb Inc Class A (b)	456,501	61,531,770
Booking Holdings Inc	1,689	7,898,186
Brinker International Inc (b)	164,378	16,883,264
Carnival Corp (b)	289,646	6,372,212
Cava Group Inc (b)	47,218	6,306,436
Chipotle Mexican Grill Inc (b)	1,413,318	78,820,745
DoorDash Inc Class A (b)	34,731	5,442,348
DraftKings Inc Class A (b)	817,054	28,858,347
McDonald's Corp	177,897	51,965,493
Penn Entertainment Inc (b)	733,150	14,479,713
Planet Fitness Inc Class A (b)	114,943	9,025,324
Royal Caribbean Cruises Ltd	36,420	7,515,267
Sonder Holdings Inc Stage 1 rights (b)(d)	1,448	0
Sonder Holdings Inc Stage 2 rights (b)(d)	1,447	0
Sonder Holdings Inc Stage 3 rights (b)(d)	1,447	0
Sonder Holdings Inc Stage 4 rights (b)(d)	1,447	0
Sonder Holdings Inc Stage 5 rights (b)(d)	1,447	0
Sonder Holdings Inc Stage 5 rights (b)(d)	1,447	0
Starbucks Corp	937,772	91,620,325
Sweetgreen Inc Class A (b)	912,333	32,935,221
Texas Roadhouse Inc	22,600	4,319,312
Viking Holdings Ltd	155,969	6,121,783
Wingstop Inc	9,762	2,808,430
		432,904,176
Household Durables - 0.6%
DR Horton Inc	94,117	15,905,773
PulteGroup Inc	112,287	14,544,535
SharkNinja Inc	670,649	61,840,544
Toll Brothers Inc	34,941	5,116,760
		97,407,612
Specialty Retail - 4.4%
Abercrombie & Fitch Co Class A (b)	463,204	61,045,655
American Eagle Outfitters Inc	1,331,509	26,084,261
Bath & Body Works Inc	124,260	3,526,499
Carvana Co Class A (b)	560,794	138,689,965
Chewy Inc Class A (b)	179,188	4,832,700
Dick's Sporting Goods Inc	140,847	27,570,800
Fanatics Inc Class A (b)(c)(d)	225,366	16,611,728
Five Below Inc (b)	192,829	18,278,261
Floor & Decor Holdings Inc Class A (b)	16,985	1,750,304
Foot Locker Inc	16,427	380,942
Home Depot Inc/The	39,351	15,494,456
Lowe's Cos Inc	631,874	165,443,570
RH (b)	250,023	79,519,815
TJX Cos Inc/The	943,566	106,651,266
Victoria's Secret & Co (b)	377,857	11,433,953
Warby Parker Inc Class A (b)	654,452	11,079,872
Wayfair Inc Class A (b)	265,103	11,354,361
Williams-Sonoma Inc	45,618	6,118,742
		705,867,150
Textiles, Apparel & Luxury Goods - 1.9%
Crocs Inc (b)	136,141	14,678,723
Deckers Outdoor Corp (b)	814,995	131,124,546
Lululemon Athletica Inc (b)	233,878	69,672,256
NIKE Inc Class B	639,194	49,301,033
Ralph Lauren Corp Class A	25,289	5,005,452
Under Armour Inc Class A (b)	2,896,146	24,762,048
VF Corp (e)	440,945	9,131,971
		303,676,029
TOTAL CONSUMER DISCRETIONARY		2,575,632,642

Consumer Staples - 1.6%
Consumer Staples Distribution & Retail - 1.4%
BJ's Wholesale Club Holdings Inc (b)	38,043	3,223,383
Costco Wholesale Corp	107,077	93,604,572
Target Corp	69,469	10,423,129
Walmart Inc	1,411,933	115,707,909
		222,958,993
Food Products - 0.0%
Bowery Farming Inc (b)(d)	48,375	1
Bowery Farming Inc warrants (b)(c)(d)	30,501	0
Real Good Food Co Inc/The Class A (b)	50,502	16,671
Real Good Food Co LLC /The Class B (b)(d)	139,521	1
Real Good Food Co LLC /The Class B unit (b)(g)	139,521	46,056
		62,729
Personal Care Products - 0.0%
Kenvue Inc	349,295	8,009,334
Tobacco - 0.2%
JUUL Labs Inc Class A (b)(c)(d)	6,987,609	7,057,485
Philip Morris International Inc	188,128	24,964,586
		32,022,071
TOTAL CONSUMER STAPLES		263,053,127

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Diamondback Energy Inc	177,423	31,363,064
EOG Resources Inc	220,316	26,869,739
		58,232,803
Financials - 4.4%
Banks - 0.3%
Citigroup Inc	386,261	24,786,369
M&T Bank Corp	32,481	6,323,401
US Bancorp	114,172	5,515,649
Wells Fargo & Co	86,351	5,605,907
		42,231,326
Capital Markets - 1.2%
Ares Management Corp Class A	19,335	3,242,093
Bank of New York Mellon Corp/The	42,783	3,224,127
Blue Owl Capital Inc Class A	914,376	20,445,447
Coinbase Global Inc Class A (b)	292,064	52,352,472
Goldman Sachs Group Inc/The	68,292	35,360,915
Interactive Brokers Group Inc Class A	13,336	2,034,807
Jefferies Financial Group Inc	113,551	7,264,993
KKR & Co Inc Class A	130,213	18,000,645
Moody's Corp	39,220	17,807,449
Morgan Stanley	178,806	20,786,198
Nasdaq Inc	21,455	1,585,953
Robinhood Markets Inc Class A (b)	165,909	3,897,202
		186,002,301
Consumer Finance - 0.3%
American Express Co	207,491	56,039,169
Financial Services - 2.1%
Affirm Holdings Inc Class A (b)	143,507	6,292,782
Apollo Global Management Inc	118,684	17,002,670
Berkshire Hathaway Inc Class B (b)	10,488	4,729,249
Block Inc Class A (b)	500,946	36,228,415
Fiserv Inc (b)	23,855	4,720,905
Mastercard Inc Class A	386,349	193,016,097
PayPal Holdings Inc (b)	47,500	3,766,750
Rocket Cos Inc Class A (b)	10,382	167,149
Toast Inc Class A (b)	386,811	11,615,934
Visa Inc Class A	212,042	61,460,374
		339,000,325
Insurance - 0.5%
Progressive Corp/The	335,589	81,491,077
The Travelers Companies, Inc.	6,258	1,539,092
		83,030,169
TOTAL FINANCIALS		706,303,290

Health Care - 8.3%
Biotechnology - 1.3%
Alnylam Pharmaceuticals Inc (b)	58,949	15,715,214
Apogee Therapeutics Inc (b)	53,230	2,770,089
Arcellx Inc (b)	20,933	1,764,024
Avidity Biosciences Inc (b)	52,517	2,219,368
Cibus Inc Class A (b)	8,348	33,309
Exact Sciences Corp (b)	113,234	7,805,220
Gilead Sciences Inc	115,818	10,286,955
Janux Therapeutics Inc (b)	28,801	1,554,966
Legend Biotech Corp ADR (b)	115,557	5,202,376
Madrigal Pharmaceuticals Inc (b)	7,600	1,970,984
Moderna Inc (b)	138,352	7,520,815
MoonLake Immunotherapeutics Class A (b)	72,872	3,382,718
Natera Inc (b)	51,779	6,263,188
Nurix Therapeutics Inc (b)	19,171	471,223
Regeneron Pharmaceuticals Inc (b)	147,031	123,241,384
Scholar Rock Holding Corp (b)	97,414	2,770,454
Summit Therapeutics Inc (b)	41,619	773,697
Viking Therapeutics Inc (b)	142,631	10,346,453
		204,092,437
Health Care Equipment & Supplies - 2.0%
Blink Health LLC Class A1 (b)(c)(d)	7,044	279,929
Boston Scientific Corp (b)	1,523,021	127,964,224
Glaukos Corp (b)	41,021	5,425,027
Insulet Corp (b)	56,116	12,992,537
Intuitive Surgical Inc (b)	277,409	139,769,751
Masimo Corp (b)	32,571	4,690,550
Stryker Corp	76,146	27,129,297
		318,251,315
Health Care Providers & Services - 1.2%
Tenet Healthcare Corp (b)	130,084	20,165,622
UnitedHealth Group Inc	309,998	174,993,871
		195,159,493
Health Care Technology - 0.0%
Multiplan Corp warrants (b)(c)	13,856	0
Life Sciences Tools & Services - 0.4%
Danaher Corp	177,796	43,677,365
Revvity Inc	6,026	714,623
Thermo Fisher Scientific Inc	24,132	13,183,794
Veterinary Emergency Group (b)(d)	62,379	4,042,783
		61,618,565
Pharmaceuticals - 3.4%
Eli Lilly & Co	553,356	459,141,607
Merck & Co Inc	248,336	25,409,740
Structure Therapeutics Inc ADR (b)	27,126	1,116,235
Zoetis Inc Class A	348,649	62,331,468
		547,999,050
TOTAL HEALTH CARE		1,327,120,860

Industrials - 4.9%
Aerospace & Defense - 1.8%
ABL Space Systems Co warrants 12/14/2030 (b)(c)(d)	7,180	0
Axon Enterprise Inc (b)	22,568	9,557,548
Boeing Co (b)	543,620	81,167,903
GE Aerospace	359,388	61,735,671
Howmet Aerospace Inc	261,193	26,046,166
Space Exploration Technologies Corp (b)(c)(d)	519,625	60,754,555
Space Exploration Technologies Corp Class C (b)(c)(d)	162,357	18,982,780
Spirit AeroSystems Holdings Inc Class A (b)	183,631	5,944,135
Standardaero Inc	79,264	2,286,766
TransDigm Group Inc	15,216	19,815,797
		286,291,321
Air Freight & Logistics - 0.1%
CH Robinson Worldwide Inc	80,708	8,316,152
Building Products - 0.2%
AZEK Co Inc/The Class A (b)	101,632	4,471,808
Builders FirstSource Inc (b)	60,210	10,319,994
Fortune Brands Innovations Inc	98,333	8,194,089
Lennox International Inc (e)	3,754	2,262,048
Trane Technologies PLC	15,550	5,755,988
		31,003,927
Commercial Services & Supplies - 0.0%
ACV Auctions Inc Class A (b)	96,019	1,660,168
Construction & Engineering - 0.1%
EMCOR Group Inc	14,525	6,479,167
Fluor Corp (b)	104,858	5,481,976
		11,961,143
Electrical Equipment - 0.4%
Acuity Brands Inc	23,064	6,935,114
Eaton Corp PLC	64,833	21,497,326
GE Vernova Inc	107,897	32,548,209
Vertiv Holdings Co Class A	55,127	6,024,830
		67,005,479
Ground Transportation - 1.6%
Avis Budget Group Inc	38,329	3,181,307
Bird Global Inc (b)(c)(d)	8,055	0
Bird Global Inc Stage 1 rights (b)(d)	1,029	0
Bird Global Inc Stage 2 rights (b)(d)	1,029	0
Bird Global Inc Stage 3 rights (b)(d)	1,029	0
Lyft Inc Class A (b)	4,374,919	56,742,699
Uber Technologies Inc (b)	2,788,128	200,884,623
		260,808,629
Industrial Conglomerates - 0.0%
3M Co	53,563	6,881,239
Machinery - 0.0%
Chart Industries Inc (b)	15,900	1,919,448
Passenger Airlines - 0.2%
Delta Air Lines Inc	227,741	13,031,340
United Airlines Holdings Inc (b)	287,719	22,516,889
		35,548,229
Professional Services - 0.0%
Parsons Corp (b)	20,561	2,223,878
Trading Companies & Distributors - 0.5%
Ferguson Enterprises Inc	72,264	14,217,219
FTAI Aviation Ltd	424,678	57,093,711
Watsco Inc	8,502	4,021,531
		75,332,461
TOTAL INDUSTRIALS		788,952,074

Information Technology - 36.6%
Communications Equipment - 0.2%
Arista Networks Inc (b)	55,325	21,379,793
Ciena Corp (b)	170,277	10,814,292
		32,194,085
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp Class A	263,096	17,632,694
Coherent Corp (b)	102,894	9,511,521
Corning Inc	381,420	18,151,778
		45,295,993
IT Services - 0.4%
Okta Inc Class A (b)	674,449	48,486,139
Snowflake Inc Class A (b)	143,777	16,508,475
X Holdings Corp Class A (b)(c)(d)	24,710	695,092
		65,689,706
Semiconductors & Semiconductor Equipment - 22.1%
Advanced Micro Devices Inc (b)	463,838	66,825,141
Astera Labs Inc (b)	473,569	33,225,601
Broadcom Inc	1,977,535	335,726,117
Enphase Energy Inc (b)	52,801	4,384,595
First Solar Inc (b)	79,532	15,467,383
GlobalFoundries Inc (b)	1,340,512	48,928,688
Impinj Inc (b)	52,178	9,913,298
Lam Research Corp	118,205	8,788,542
Marvell Technology Inc	5,859,467	469,401,901
Micron Technology Inc	134,060	13,359,079
Monolithic Power Systems Inc	79,473	60,343,849
NVIDIA Corp	17,842,827	2,368,813,714
ON Semiconductor Corp (b)	1,168,092	82,338,805
Teradyne Inc	194,828	20,692,682
		3,538,209,395
Software - 7.6%
Applied Intuition Inc Class A (c)(d)	7,903	471,809
AppLovin Corp Class A (b)	612,024	103,670,745
Coreweave Inc Class A (d)	30,838	26,123,178
Datadog Inc Class A (b)	177,468	22,261,586
DocuSign Inc (b)	13,555	940,446
Figma Inc Class A (c)(d)	60,051	1,461,041
HubSpot Inc (b)	80,515	44,668,917
Klaviyo Inc Class A (b)(e)	52,500	1,996,575
Life360 Inc (b)	101,869	4,367,124
Microsoft Corp	1,859,782	755,722,416
OpenAI Global LLC rights (b)(c)(d)	6,979,271	6,979,271
Oracle Corp	476,965	80,053,806
Servicenow Inc (b)	154,786	144,413,790
Stripe Inc Class B (b)(c)(d)	19,200	528,192
Synopsys Inc (b)	18,989	9,752,940
Zoom Video Communications Inc Class A (b)	226,730	16,945,800
Zscaler Inc (b)	11,820	2,136,938
		1,222,494,574
Technology Hardware, Storage & Peripherals - 6.0%
Apple Inc	4,033,011	911,097,515
Dell Technologies Inc Class C	267,425	33,061,753
Western Digital Corp (b)	302,705	19,769,663
		963,928,931
TOTAL INFORMATION TECHNOLOGY		5,867,812,684

Materials - 0.9%
Chemicals - 0.4%
Linde PLC	14,040	6,404,346
Sherwin-Williams Co/The	161,304	57,871,036
Westlake Corp	16,498	2,176,746
		66,452,128
Construction Materials - 0.2%
CRH PLC	69,746	6,655,861
Eagle Materials Inc	36,029	10,284,838
Martin Marietta Materials Inc	12,432	7,363,971
Vulcan Materials Co	33,455	9,164,328
		33,468,998
Containers & Packaging - 0.1%
AptarGroup Inc	15,016	2,521,337
Crown Holdings Inc	36,473	3,412,049
Smurfit WestRock PLC	147,332	7,587,598
		13,520,984
Metals & Mining - 0.2%
ATI Inc (b)	143,813	7,580,383
Carpenter Technology Corp	203,435	30,413,533
		37,993,916
TOTAL MATERIALS		151,436,026

Real Estate - 0.4%
Health Care REITs - 0.3%
Welltower Inc	343,070	46,273,282
Real Estate Management & Development - 0.1%
Zillow Group Inc Class C (b)	194,787	11,704,750
TOTAL REAL ESTATE		57,978,032

TOTAL UNITED STATES		14,292,621,262
TOTAL COMMON STOCKS (Cost $8,660,803,531)		15,222,115,197

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc 4% 5/22/2027 (c)(d)	237,400	445,125
Neutron Holdings Inc 4% 6/12/2027 (c)(d)	64,200	120,375
Neutron Holdings Inc 7.5% 10/29/2026 (c)(d)(i)	2,708,561	2,993,231

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $3,010,161)		3,558,731

Convertible Preferred Stocks - 1.0%
	Shares	Value ($)
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
ByteDance Ltd Series E1 (b)(c)(d)	31,950	7,960,982
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(c)(d)	20,165	3,701,224
INDIA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Meesho (c)(d)	46,549	2,584,866
Meesho (c)(d)	7,754	430,580
Meesho Series E1 (c)(d)	4,649	258,159
Meesho Series F (b)(c)(d)	70,797	4,000,031
		7,273,636
Information Technology - 0.0%
Software - 0.0%
Pine Labs Pvt Ltd Series 1 (b)(c)(d)	2,652	987,154
Pine Labs Pvt Ltd Series A (b)(c)(d)	663	246,788
Pine Labs Pvt Ltd Series B (b)(c)(d)	721	268,378
Pine Labs Pvt Ltd Series B2 (b)(c)(d)	583	217,010
Pine Labs Pvt Ltd Series C (b)(c)(d)	1,085	403,870
Pine Labs Pvt Ltd Series C1 (b)(c)(d)	228	84,868
Pine Labs Pvt Ltd Series D (b)(c)(d)	244	90,824
		2,298,892
TOTAL INDIA		9,572,528
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	130,900	829,906
Xsight Labs Ltd Series D1 (c)(d)	47,890	427,178

TOTAL ISRAEL		1,257,084
UNITED STATES - 0.9%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc Series 1C (b)(c)(d)	3,178,083	137,929
Neutron Holdings Inc Series 1D (b)(c)(d)	5,904,173	256,241
Rad Power Bikes Inc Series A (b)(c)(d)	13,256	3,313
Rad Power Bikes Inc Series C (b)(c)(d)	52,162	34,427
Rad Power Bikes Inc Series D (b)(c)(d)	102,800	114,108
Waymo LLC (c)(d)	35,524	2,771,228
Waymo LLC Series A2 (b)(c)(d)	7,817	498,568
		3,815,814
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	700	166,656
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	18,300	688,629
GoBrands Inc Series H (b)(c)(d)	11,467	552,136
		1,240,765
Food Products - 0.0%
AgBiome LLC Series C (b)(c)(d)	68,700	1
Tobacco - 0.0%
JUUL Labs Inc Series E (b)(c)(d)	12,508	12,633
TOTAL CONSUMER STAPLES		1,253,399

Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (c)(d)	85,300	1,098,664
Tenstorrent Holdings Inc Series C1 (c)(d)	16,673	1,238,971
Tenstorrent Holdings Inc Series D1 (c)(d)	24,300	1,917,270
Tenstorrent Holdings Inc Series D2 (c)(d)	7,862	597,747
		4,852,652
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Blink Health LLC Series C (b)(c)(d)	16,970	674,388
Blink Health LLC Series D (c)(d)	3,936	156,416
		830,804
Industrials - 0.4%
Aerospace & Defense - 0.4%
ABL Space Systems Co Series B (b)(c)(d)	29,724	17,537
ABL Space Systems Co Series B2 (b)(c)(d)	17,155	9,950
ABL Space Systems Co Series C1 (c)(d)	9,574	94,687
Anduril Industries Inc (c)(d)	129,683	3,035,879
Relativity Space Inc Series E (b)(c)(d)	276,014	1,617,442
Space Exploration Technologies Corp Series G (b)(c)(d)	4,374	5,114,081
Space Exploration Technologies Corp Series J (b)(c)(d)	29,526	34,521,799
Space Exploration Technologies Corp Series N (b)(c)(d)	8,141	9,518,457
		53,929,832
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (c)(d)	65,890	2,764,086
Construction & Engineering - 0.0%
Beta Technologies Inc Series A (b)(c)(d)	11,104	1,271,075
Beta Technologies Inc Series C, 6% (c)(d)	6,055	693,115
		1,964,190
TOTAL INDUSTRIALS		58,658,108

Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.0%
Cellink Corp Series D (b)(c)(d)	92,760	576,967
Enevate Corp Series E (b)(c)(d)	1,325,513	795,308
Frore Systems Inc Series C (c)(d)	85,893	1,389,749
Menlo Microsystems Inc Series C (b)(c)(d)	560,500	392,350
		3,154,374
IT Services - 0.0%
Gupshup Inc (b)(c)(d)	78,911	677,846
Yanka Industries Inc Series F (b)(c)(d)	55,991	334,826
		1,012,672
Semiconductors & Semiconductor Equipment - 0.0%
Alif Semiconductor Series C (b)(c)(d)	47,598	856,764
Retym Inc Series C (b)(c)(d)	154,149	1,331,847
SiMa Technologies Inc Series B (b)(c)(d)	313,000	2,037,631
SiMa Technologies Inc Series B1 (b)(c)(d)	20,966	158,293
		4,384,535
Software - 0.4%
Algolia Inc Series D (b)(c)(d)	30,436	581,023
Anthropic PBC Series D (c)(d)	92,022	3,260,339
Applied Intuition Inc Series A2 (c)(d)	10,287	614,134
Applied Intuition Inc Series B2 (c)(d)	4,960	296,112
Coreweave Inc Series C (c)(d)	1,978	1,946,688
Databricks Inc Series G (b)(c)(d)	48,000	3,934,561
Databricks Inc Series H (b)(c)(d)	31,572	2,587,957
Databricks Inc Series I (b)(c)(d)	1,359	111,397
Lyte Ai Inc (c)(d)	165,469	2,093,183
MOLOCO Inc Series A (b)(c)(d)	20,180	1,117,367
Mountain Digital Inc Series D (b)(c)(d)	62,139	891,073
Runway AI Inc (c)(d)	12,920	1,400,786
Skyryse Inc Series B (b)(c)(d)	67,400	1,481,452
Stripe Inc Series H (b)(c)(d)	8,086	222,446
Stripe Inc Series I (b)(c)(d)	124,536	3,425,985
xAI Corp Series B (c)(d)	872,295	17,751,204
		41,715,707
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc (c)(d)	86,242	6,919,239
Lightmatter Inc Series C1 (b)(c)(d)	70,909	4,588,521
Lightmatter Inc Series C2 (c)(d)	11,138	734,551
		12,242,311
TOTAL INFORMATION TECHNOLOGY		62,509,599

Materials - 0.0%
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (b)(c)(d)	249,802	6,894,535
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (b)(c)(d)	37,990	1,268,486
Redwood Materials Series D (b)(c)(d)	10,886	363,484
		1,631,970
TOTAL UNITED STATES		140,613,537
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $151,436,080)		163,105,355

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (c)(d)	110,642	154,928
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (c)(d)(j)	68,928	60,226
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (c)(d)	318,291	327,629
Software - 0.0%
Skyryse Inc 0% 2/5/2027 (c)(d)	159,357	163,660
TOTAL INFORMATION TECHNOLOGY		551,515

TOTAL UNITED STATES		706,443
TOTAL PREFERRED SECURITIES (Cost $657,218)		706,443

Money Market Funds - 4.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	4.87	650,583,227	650,713,343
Fidelity Securities Lending Cash Central Fund (l)(m)	4.87	45,524,969	45,529,522
TOTAL MONEY MARKET FUNDS (Cost $696,242,865)			696,242,865

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $9,512,149,855)	16,085,728,591
NET OTHER ASSETS (LIABILITIES) - (0.3)% (k)	(48,372,780)
NET ASSETS - 100.0%	16,037,355,811

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	1,029	Dec 2024	412,047,615	5,357,573	5,357,573
CME E-mini S&P 500 Index Contracts (United States)	724	Dec 2024	207,733,700	1,721,293	1,721,293

TOTAL FUTURES CONTRACTS					7,078,866
The notional amount of futures purchased as a percentage of Net Assets is 3.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $289,798,124 or 1.6% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security is on loan at period end.
(f)
Equity security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of period end, the total fair value of unadjusted equity securities subject to contractual sale restrictions is $2,929,795 and all restrictions are set to expire on or before January 31, 2025.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,875,214 or 0.1% of net assets.

(h)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $8,123,370 or 0.1% of net assets.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Security is perpetual in nature with no stated maturity date.
(k)	Includes $33,414,200 of cash collateral to cover margin requirements for futures contracts.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series B	3/24/21	1,338,638

ABL Space Systems Co Series B2	10/22/21	1,166,473

ABL Space Systems Co Series C1	12/14/23	313,081

ABL Space Systems Co warrants 12/14/2030	12/14/23	0

AgBiome LLC Series C	6/29/18	435,125

Akeana Series C	1/23/24	1,088,496

Algolia Inc Series D	7/23/21	890,102

Alif Semiconductor Series C	3/08/22	966,170

Anduril Industries Inc	8/07/24	2,818,868

Ant International Co Ltd Class C	5/16/18	769,853

Anthropic PBC Series D	5/31/24	2,761,074

Applied Intuition Inc Class A	7/02/24	471,769

Applied Intuition Inc Series A2	7/02/24	614,081

Applied Intuition Inc Series B2	7/02/24	296,087

Beta Technologies Inc Series A	4/09/21	813,590

Beta Technologies Inc Series C, 6%	10/24/24	693,116

Bird Global Inc	5/11/21	2,013,670

Blink Health LLC Class A1	12/30/20 - 6/17/24	199,200

Blink Health LLC Series C	11/07/19 - 7/14/21	647,847

Blink Health LLC Series D	6/17/24 - 6/25/24	165,312

Bolt Technology OU Series E	1/03/22	5,238,796

Bowery Farming Inc warrants	10/25/23	0

ByteDance Ltd Series E1	11/18/20	3,500,895

Cellink Corp Series D	1/20/22	1,931,625

Coreweave Inc Series C	5/17/24	1,540,961

Databricks Inc Series G	2/01/21	2,837,886

Databricks Inc Series H	8/31/21	2,320,041

Databricks Inc Series I	9/14/23	99,887

Diamond Foundry Inc Series C	3/15/21	5,995,248

Discord Inc Series I	9/15/21	385,437

Enevate Corp 6%	11/02/23	68,928

Enevate Corp Series E	1/29/21	1,469,576

Epic Games Inc	7/30/20	349,025

Fanatics Inc Class A	8/13/20 - 10/24/22	10,009,624

Figma Inc Class A	5/15/24	1,392,763

Frore Systems Inc Series C	5/10/24	1,380,335

GoBrands Inc Series G	3/02/21	4,569,827

GoBrands Inc Series H	7/22/21	4,454,821

Gupshup Inc	6/08/21	1,804,316

JUUL Labs Inc Class A	12/20/17 - 2/23/24	7,714,318

JUUL Labs Inc Series E	12/20/17 - 7/06/18	342,963

Lenskart Solutions Pvt Ltd	4/30/24	6,959,691

Lightmatter Inc	10/11/24	6,919,239

Lightmatter Inc Series C1	5/19/23	1,166,935

Lightmatter Inc Series C2	12/18/23	289,608

Lyte Ai Inc	8/13/24	2,099,156

Meesho	7/15/24	2,606,744

Meesho	7/15/24	434,224

Meesho Series E1	4/18/24	260,344

Meesho Series F	9/21/21 - 7/15/24	5,279,390

Menlo Microsystems Inc Series C	2/09/22	742,943

MOLOCO Inc Series A	6/26/23	1,210,800

Mountain Digital Inc Series D	11/05/21	1,427,041

Multiplan Corp warrants	10/08/20	0

Neutron Holdings Inc	2/04/21	4,916

Neutron Holdings Inc 4% 5/22/2027	6/04/20	237,400

Neutron Holdings Inc 4% 6/12/2027	6/12/20	64,200

Neutron Holdings Inc 7.5% 10/29/2026	10/29/21 - 4/29/24	2,708,561

Neutron Holdings Inc Series 1C	7/03/18	581,081

Neutron Holdings Inc Series 1D	1/25/19	1,431,762

OpenAI Global LLC rights	9/30/24	6,979,271

Pine Labs Pvt Ltd	6/30/21	413,502

Pine Labs Pvt Ltd Series 1	6/30/21	988,825

Pine Labs Pvt Ltd Series A	6/30/21	247,206

Pine Labs Pvt Ltd Series B	6/30/21	268,832

Pine Labs Pvt Ltd Series B2	6/30/21	217,377

Pine Labs Pvt Ltd Series C	6/30/21	404,553

Pine Labs Pvt Ltd Series C1	6/30/21	85,012

Pine Labs Pvt Ltd Series D	6/30/21	90,978

Rad Power Bikes Inc	1/21/21	490,493

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	110,642

Rad Power Bikes Inc Series A	1/21/21	63,945

Rad Power Bikes Inc Series C	1/21/21	251,621

Rad Power Bikes Inc Series D	9/17/21	985,215

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	0

Redwood Materials Series C	5/28/21	1,800,858

Redwood Materials Series D	6/02/23	519,653

Relativity Space Inc Series E	5/27/21	6,302,807

Retym Inc Series C	5/17/23 - 6/20/23	1,199,557

Runway AI Inc	9/06/24	1,400,758

SiMa Technologies Inc 10% 12/31/2027	4/08/24 - 10/05/24	318,291

SiMa Technologies Inc Series B	5/10/21	1,604,876

SiMa Technologies Inc Series B1	4/25/22	148,668

Skyryse Inc 0% 2/5/2027	8/13/24	159,357

Skyryse Inc Series B	10/21/21	1,663,430

Space Exploration Technologies Corp	2/16/21 - 8/30/24	45,684,309

Space Exploration Technologies Corp Class C	12/15/22 - 7/01/24	14,499,349

Space Exploration Technologies Corp Series G	9/07/23	3,542,940

Space Exploration Technologies Corp Series J	9/07/23	23,916,060

Space Exploration Technologies Corp Series N	8/04/20	2,198,070

Stripe Inc Class B	5/18/21	770,465

Stripe Inc Series H	3/15/21	324,451

Stripe Inc Series I	3/20/23 - 5/12/23	2,507,425

Tenstorrent Holdings Inc Series C1	4/23/21	991,307

Tenstorrent Holdings Inc Series D1	7/16/24	1,915,483

Tenstorrent Holdings Inc Series D2	7/17/24	597,355

Veterinary Emergency Group	9/16/21 - 3/17/22	2,626,706

Waymo LLC	10/18/24	2,778,023

Waymo LLC Series A2	5/08/20	671,224

X Holdings Corp Class A	10/25/22	2,471,000

xAI Corp Series B	5/13/24	10,441,371

Xsight Labs Ltd Series D	2/16/21	1,046,676

Xsight Labs Ltd Series D1	1/11/24	382,928

Xsight Labs Ltd warrants 1/11/2034	1/11/24	0

Yanka Industries Inc Series F	4/08/21	1,784,814

Zipline International Inc Series G	6/07/24	2,763,842

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	922,479,635	502,983,993	774,750,285	10,508,002	-	-	650,713,343	1.3%
Fidelity Securities Lending Cash Central Fund	49,444,822	163,139,837	167,055,137	18,095	-	-	45,529,522	0.2%
Total	971,924,457	666,123,830	941,805,422	10,526,097	-	-	696,242,865

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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